NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
NON-CONTROLLING INTERESTS
Schedule of subsidiaries related to non-controlling interests
Figures in million - SA rand	2020	2019	2018
Non-controlling interest of DRDGOLD	1,223.8	1,135.2	913.2
Non-controlling interest of Platinum Mile	36.6	21.1	18.4
Non-controlling interests of Group Technical Security Management	4.8	5.4	4.4
Non-controlling interests of Marikana[1]	970.5	306.0	-
Total non-controlling interests	2,235.7	1,467.7	936.0

[1] Included in Marikana’s NCI is NCI of WPL amounting to R689.5 million (2019: R253.3 million)

Schedule of summarised financial information of subsidiary groups

Figures in million - SA rand	2020	2019	2018
DRDGOLD Limited
Revenue	5,051.0	3,621.0	1,047.5
Profit for the year	1,254.5	460.2	(39.9)
Total comprehensive income	1,485.1	459.1	(43.8)

Profit attributable to NCI	619.2	285.1	(24.7)

Net increase/(decrease) in cash and cash equivalents	1,626.0	334.0	(73.4)
Dividends paid	358.7	85.0	-

Non-current assets	3,620.3	3,393.1	3,581.9
Current Assets	2,671.2	972.2	591.0
Non-current liabilities	(1,055.3)	(1,108.6)	(1,275.6)
Current liabilities	(592.5)	(463.3)	(425.2)
Net assets	4,643.7	2,793.5	2,472.1

Western Platinum Proprietary Limited
Revenue	26,781.2	11,124.5	-
Profit for the year	7,239.3	763.7	-
Total comprehensive income	7,250.9	763.7	-

Profit attributable to NCI	444.4	17.0	-

Net decrease in cash and cash equivalents	6,249.4	(2,070.2)	-
Dividends paid	-	-	-

Non-current assets	5,094.3	7,749.5	-
Current Assets	14,737.2	6,832.0	-
Non-current liabilities	(20,737.6)	(22,462.3)	-
Current liabilities	(2,625.9)	(2,201.7)	-
Net assets	(3,532.0)	(10,082.6)	-